Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2015
Marketable Securities [Abstract]
Summary of Marketable Securities Table
The following tables present a summary of our marketable securities as of December 31, 2014 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2014
Available-for-sale marketable securities
Corporate debt securities	566	—	—	566
U.S. government debt securities	2,009	—	—	2,009
Total available-for-sale marketable securities	$2,575	$—	$—	$2,575